OTHER LONG-TERM ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Deferred Tax and Other Long-Term Assets
Other long-term assets, net consist of the following as of December 31, 2025 and 2024:

Details	2025	2024
ROU - assets under operating leases, see Note 12D	$117,704	$7,874
Deferred tax asset - see Note 17C	13,354	1,768
Investments in privately held companies	4,427	6,780
Prepaid long-term land lease, net	2,451	2,572
Pension plan net assets	1,810	1,870
Long-term prepaid expenses	1,336	2,514
	$141,082	$23,378